Note 21 Effects on net cash outflows from discontinued operations USA (Details) € in Millions	Jun. 30, 2021 EUR (€)
Effects on net cash inflows from discontinued operations USA [Line Items]
Consideration received satisfied in cash USA	€ 9,512
Sold USA subsidiary [Member]
Effects on net cash inflows from discontinued operations USA [Line Items]
Consideration received satisfied in cash USA	9,512
Cash and cash equivalents disposed of held for sale USA financial position	(11,476)
Total net cash inflows from discontinued operations USA financial position	€ (1,964)